FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of assets and liabilities as of December 31, 2018, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	62,463	—	62,463
Investments in money market funds (Note 5)	3	—	—	3
Derivative contracts(2) (Note 6)	—	70	—	70
Restricted cash (Note 5)	88	—	—	88
Loans to employees (Note 5)	—	2,883	—	2,883
Loans granted (Note 5)	—	620	—	620
	91	66,036	—	66,127
Liabilities:
Contingent consideration(2)	—	—	83	83
Derivative contracts(2) (Note 6)	—	1	—	1
Redeemable noncontrolling interests (Note 15)	—	—	13,035	13,035
	—	1	13,118	13,119
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2018.

The fair value of assets and liabilities as of December 31, 2019, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	20,192	—	20,192	256.1
Investments in money market funds (Note 5)	3	—	—	3	0.1
Derivative contracts(2) (Note 6)	—	14	—	14	0.2
Restricted cash (Note 5)	38	—	—	38	0.5
Loans to employees (Note 5)	—	3,804	—	3,804	48.3
Loans granted (Note 5)	—	365	—	365	4.6
	41	24,375	—	24,416	309.8
Liabilities:
Contingent consideration(2)	—	—	—	—	—
Derivative contracts(2) (Note 6)	—	1	—	1	0.1
Redeemable noncontrolling interests (Note 15)	—	—	14,246	14,246	180.7
	—	1	14,246	14,247	180.8
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2019.